Acceptances (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Acceptances	Acceptances consist of:

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Payable under trade financing arrangements	101,851	80,891	1,106

	101,851	80,891	1,106